Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
UK [member] | Glaxo Group Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | Glaxo Operations UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Capital PLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Consumer Healthcare Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Consumer Healthcare (UK) Trading Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Consumer Trading Services Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Export Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Finance PLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Research and Development Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline Services Unlimited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | GlaxoSmithKline UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | Setfirst Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | SmithKline Beecham Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
UK [member] | ViiV Health Care Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	78.30%
UK [member] | ViiV Healthcare UK Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	England
Proportion of ownership interest in subsidiary	78.30%
US [member] | Block Drug Company Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | Corixa Corporation [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GlaxoSmithKline Capital Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GlaxoSmithKline Consumer Healthcare Holdings (US) LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GlaxoSmithKline Consumer Health Care L P [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	88.00%
US [member] | GlaxoSmithKline Holdings (Americas) Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GlaxoSmithKline LLC [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | Human Genome Sciences, Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | GSK Consumer Health, Inc [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | S.R One, Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | Stiefel Laboratories, Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
US [member] | Vii V Health Care Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	US
Proportion of ownership interest in subsidiary	78.30%
Argentina [member] | GlaxoSmithKline Argentina S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Australia [member] | GlaxoSmithKline Australia Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Australia
Australia [member] | GlaxoSmithKline Consumer Healthcare Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Australia
Brazil [member] | GlaxoSmithKline Brasil Limitada [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Canada [member] | GlaxoSmithKline Consumer Healthcare Inc. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Canada [member] | GlaxoSmithKline Inc. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
Canada [member] | ID Biomedical Corporation of Quebec [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	Canada
China [member] | GlaxoSmithKline Limited [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	China (Hong Kong)
China [member] | GlaxoSmithKline (Tianjin) Co. Ltd [member]
Disclosure of subsidiaries [line items]
Country of incorporation	China
Proportion of ownership interest in subsidiary	90.00%
China [member] | Sino-American Tianjin Smith Kline and French Laboratories Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	China
Proportion of ownership interest in subsidiary	55.00%
India [member] | GlaxoSmithKline Consumer Healthcare Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	India
Proportion of ownership interest in subsidiary	72.50%
India [member] | GlaxoSmithKline Pharmaceuticals Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	India
Proportion of ownership interest in subsidiary	75.00%
Japan [member] | GlaxoSmithKline Consumer Healthcare Japan K.K. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Japan
Japan [member] | GlaxoSmithKline K.K. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Japan
Japan [member] | ViiV Healthcare Kabushiki Kaisha [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Japan
Proportion of ownership interest in subsidiary	78.30%
Pakistan [member] | GlaxoSmithKline Pakistan Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Pakistan
Proportion of ownership interest in subsidiary	82.60%
Singapore [member] | Glaxo Wellcome Manufacturing Pte Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Republic of Korea [member] | GlaxoSmithKline Korea Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Republic of Korea
Turkey [member] | GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Turkey
Belgium [member] | GlaxoSmithKline Biologicals SA [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Belgium
Belgium [member] | GlaxoSmithKline Pharmaceuticals S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Belgium
France [member] | GlaxoSmithKline Biologicals S.A.S. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
France [member] | GlaxoSmithKline Sante Grand Public SAS [member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
France [member] | Laboratoire GlaxoSmithKline [member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
France [member] | ViiV Healthcare SAS [member]
Disclosure of subsidiaries [line items]
Country of incorporation	France
Proportion of ownership interest in subsidiary	78.30%
Germany [member] | GlaxoSmithKline Consumer Healthcare GmbH and Co. KG [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Germany
Germany [member] | GlaxoSmithKline GmbH and Co. KG [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Germany
Germany [member] | GSK Vaccines GmbH [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Germany
Italy [member] | GlaxoSmithKline Consumer Healthcare S.p.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Italy
Italy [member] | GlaxoSmithKline S.p.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Italy
Italy [member] | GSK Vaccines S.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Italy
Netherlands [member] | GlaxoSmithKline B.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Netherlands
Poland [member] | GlaxoSmithKline Consumer Healthcare S p z o o [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Poland
Poland [member] | GSK Services Sp z o.o. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Poland
Ireland [member] | GlaxoSmithKline Trading Services Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Republic of Ireland
Russia [member] | GlaxoSmithKline Healthcare AO [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Russia
Spain [member] | GlaxoSmithKline S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Spain
Spain [member] | Laboratorios ViiV Healthcare, S.L. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Spain
Proportion of ownership interest in subsidiary	78.30%
Switzerland [member] | GSK Consumer Healthcare S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Switzerland